Summary of material accounting policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Period over which cost of decommissioning of telecommunication towers incurred	20 years
Network | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	14 years	14 years
Network | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	35 years	35 years
Customerrelated intangible assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	5 years	5 years
Customerrelated intangible assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	41 years	41 years
Licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	3 years	3 years
Licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	15 years	15 years
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	3 years
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	5 years